UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: June 30, 2004


                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



         222 Berkeley Street, 22nd Floor         Boston        MA          02116
--------------------------------------------------------------------------------
Business Address          (Street)               (City)      (State)       (Zip)



13F File Number: 028-10112
                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price                 Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
(Name) (Title) (Phone)


Signature, Place and Date of Signing:


/s/ Jason Price
-------------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
8/13/2004



Report Type:

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE




Number of Other Included Managers:    1
                                  -----------

List of Other Included Managers:    Abrams Capital, LLC
                                ---------------------------------

Form 13F Information Table Entry Total:    31
                                       -------------

Form 13F Information Table Value Total:    576,939,000
                                       ------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/04

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Allegheny Energy Inc                    COM       017361106   4019   260800            260800             260800
Allegheny Energy Inc                    COM       017361106  70381  4567200           4567200      1     4567200
Arch Wireless Inc.                     CL A       039392709   2688    94354             94354              94354
Arch Wireless Inc.                     CL A       039392709  42124  1478563           1478563      1     1478563
Berkshire Hathaway Inc  Del            CL A       084670108   5337       60                60      1          60
Berkshire Hathaway Inc Del             CL B       084670207    869      294               294                294
Berkshire Hathaway Inc Del             CL B       084670207   9226     3122              3122      1        3122
Block H&R Inc                           COM       093671105   3786    79400             79400              79400
Block H&R Inc                           COM       093671105  44891   941500            941500      1      941500
Citigroup Inc                         W EXP       172967127    214   246340            246340             246340
Citigroup Inc                         W EXP       172967127   3194  3670936           3670936      1     3670936
Commerce Bancorp Inc NJ                 COM       200519106   1447    26300             26300              26300
Commerce Bancorp Inc NJ                 COM       200519106  20887   379700            379700             379700
Echostar Communications New            CL A       278762109   5423   176350            176350             176350
Echostar Communications New            CL A       278762109  67755  2203400           2203400      1     2203400
Erie Indty Co                          CL A       29530P102   2465    52700             52700              52700
Erie Indty Co                          CL A       29530P102  37358   798592            798592      1      798592
Global Signal Inc                       COM       37944Q103   7134   345762            345762             345762
Global Signal Inc                       COM       37944Q103 114552  5551886           5551886      1     5551886
Intergraph Corp                         COM       458683109   2355    91077             91077              91077
Intergraph Corp                         COM       458683109  38313  1481542           1481542      1     1481542
Juno Ltg Inc                        COM NEW       482047206   1082    30319             30319              30319
Juno Ltg Inc                        COM NEW       482047206  16287   456227            456227      1      456227
Morgan Stanley                      COM NEW       617446448   1501    28450             28450              28450
Morgan Stanley                      COM NEW       617446448  21575   408850            408850      1      408850
Newcastle Invt Corp                     COM       65105M108    680    22700             22700              22700
Newcastle Invt Corp                     COM       65105M108  11300   377300            377300      1      377300
SLM Corp                                COM       78442P106   2168    53600             53600              53600
SLM Corp                                COM       78442P106  31187   771000            771000      1      771000
Safety Ins Group Inc                    COM       78648T100    398    18600             18600              18600
Safety Ins Group Inc                    COM       78648T100   6343   296104            296104      1      296104


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.


